Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	TGB
Entity Registrant Name	TASEKO MINES LTD
Entity Central Index Key	0000878518
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	246,194,219
Entity Interactive Data Current	Yes
Entity Address, State or Province	BC
Entity Address, Country	CA
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE